Total
MUSQ Global Music Industry ETF
MUSQ Global Music Industry ETF
Investment Objective

The MUSQ Global Music Industry ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the MUSQ Global Music Industry Index (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MUSQ Global Music Industry ETF MUSQ Global Music Industry ETF
Management Fee	0.89%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.91%
Fee Waiver/Expense Reimbursement	0.14%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.77%
[1]	Exchange Traded Concepts, LLC (the “Adviser”) has contractually agreed to waive a portion of its management fee in an amount equal to 0.14% of average daily net assets through August 31, 2025, unless earlier terminated by the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) for any reason at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
MUSQ Global Music Industry ETF | MUSQ Global Music Industry ETF | USD ($)	79	276	490	1,107

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal period July 6, 2023 (commencement of operations) through April 30, 2024, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in securities comprising the Index. The Index is comprised of publicly-traded global companies that (i) generate at least 50% of their annual revenue from, or (ii) are in the top five companies by global market share in, or have at least 10% of the global market share of, and a primary source of whose revenue or net income is derived from, one or more of the following sub-segments of the global music industry: (A) music streaming, (B) music content and distribution, (C) live music events and ticketing, (D) satellite and broadcast radio, and (E) music equipment and technology, as well as publicly-traded music funds and music related royalty trusts (collectively, “Global Music Investments”). Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of Global Music Investments.

The process of constructing the Index begins with screening company financials and other publicly available financial data by a committee composed of representatives from EQM Indexes LLC (the “Index Provider”) and MUSQ, LLC (the “Index Sponsor”) to determine the universe of eligible index components. All eligible index components are exchange-listed securities of Global Music Investments including depositary receipts. Once the eligible universe is identified, all components that have a market capitalization or assets under management of at least $100 million and a six-month average daily traded value of at least $500,000 are included in the Index at the time of initial construction and at rebalance. At the time of a rebalance, existing components that continue to meet the market capitalization requirement must have a six-month average daily traded value of at least $200,000 to remain in the Index. As of August 1, 2024, the Index was comprised of 38 component securities.

The Index consists of securities of issuers from around the world. As of August 1, 2024, investments listed in the following countries were included in the Index: South Korea, Japan, Taiwan, Hong Kong, Australia, USA, Germany, Canada, and Netherlands. There is no limitation on the amount of foreign securities that may be included in the Index, including emerging market securities. The Fund considers emerging market countries to be countries that are characterized by developing commercial and financial infrastructure with significant potential for economic growth and increased capital market participation by non-U.S. investors. Under normal market conditions, the Fund invests in at least three different countries and at least 40% (30% in unfavorable market conditions) of its assets in companies organized or located in countries outside the United States.

The Index is reconstituted and rebalanced on a quarterly basis in January, April, July, and October. At that time, components are weighted by market capitalization with a minimum individual component weight of 0.20% and a maximum weight of 7%. Index security weights are allowed to fluctuate in between rebalances, but, if at the time of a rebalance, a security included in the Index exceeds 7%, the excess weight is redistributed equally among all other Index components. Existing components that are permitted to remain in the Index at rebalance with a six-month average daily traded value between $200,000 and $500,000 receive half the market capitalization weight with any residual weight redistributed among the other, more liquid components.

In between rebalances, the Index may be adjusted to include initial public offerings (“IPOs”), investments that undergo a listing change from an over-the-counter exchange to a regulated stock exchange, or Global Music Investments that undergo a change in business model so long as such investments otherwise meet all the criteria to be included in the Index. At the time such extraordinary adjustments to the Index’s composition are made, the Index will be reweighted in the manner described above. Deletions from the Index may be made at any time due to changes in business, mergers, acquisitions, bankruptcies, suspensions, de-listings and spin-offs. The Index is unmanaged and cannot be invested in directly.

The Fund employs a “passive management” investment strategy designed to track the performance of the Index. The Adviser generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to their respective weightings in the Index. However, the Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Adviser believes will help the Fund track the performance of the Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of August 1, 2024, the Index was concentrated in the Entertainment Production Industry. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of August 1, 2024, a significant portion of the Index consisted of companies in the Consumer Cyclicals Sector and Technology Sector.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Index Sponsor, in consultation with the Index Provider, developed the methodology for determining the securities to be included in the Index. A committee comprised of personnel from the Index Provider and Index Sponsor determines the composition of the Index in accordance with its proprietary index methodology. The Index Provider is responsible for implementing the quarterly rebalance and reconstitution and monitoring and implementing any adjustments, additions and deletions to the Index based on the index methodology and certain corporate actions, such as initial public offerings, mergers, acquisitions, bankruptcies, suspensions, de-listings, tender offers and spin-offs. The Index is calculated and published by Refinitiv US LLC (“Refinitiv”). Neither the Index Sponsor, Index Provider, or Refinitiv is affiliated with each other or with the Fund or the Adviser.

Principal Risks
Performance Information

The Fund commenced operations on July 6, 2023 and, therefore, does not have performance for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.